Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	FANHUA INC.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,134,236,184
Amendment Flag	false
Entity Central Index Key	0001413855
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33768
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60/F
Entity Address, Address Line Two	Pearl River Tower
Entity Address, Address Line Three	No. 15 West Zhujiang Road
Entity Address, City or Town	Guangzhou, Guangdong
Entity Address, Postal Zip Code	510623
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu
Auditor Location	Shenzhen, the People’s Republic of China
Business Contact
Document Information Line Items
Entity Address, Address Line One	60/F
Entity Address, Address Line Two	Pearl River Tower
Entity Address, Address Line Three	No. 15 West Zhujiang Road
Entity Address, City or Town	Guangzhou, Guangdong
Entity Address, Postal Zip Code	510623
Entity Address, Country	CN
Contact Personnel Name	Peng Ge
City Area Code	+86 20
Local Phone Number	83883033
Contact Personnel Email Address	gepeng@fanhgroup.com
Contact Personnel Fax Number	86 20 83883181
Ordinary shares, par value US$0.001 per share
Document Information Line Items
Trading Symbol	FANH
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Security Exchange Name	NASDAQ
American depositary shares, each representing 20 ordinary shares
Document Information Line Items
Title of 12(b) Security	American depositary shares, each representing 20 ordinary shares
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true